Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Derivative Liability Measured at Fair Value	The table below reflects the activity of derivative liability measured at fair value for the three months ended March 31, 2025:
Significant Unobservable Inputs (Level 3)
Balance of derivative liability as of January 1, 2025	$127,545
Reclassification of additional paid-in capital upon conversion	(18,853)
Loss from change in the fair value of derivative liability	114,360
Balance of derivative liability as of March 31, 2025	$223,052
The table below reflects the activity of derivative liability measured at fair value for the years ended December 31, 2024 and 2023:
Significant Unobservable Inputs (Level 3)
Balance of derivative liability as of January 1, 2023	$-
Initial fair value of derivative liability attributable to warrants issuance with May, July, and October 2023 fund raises	213,170
Gain from change in the fair value of derivative liability	(188,374)
Balance of derivative liability as of December 31, 2023	24,796
Initial fair value of derivative liability attributable to warrants issuance with March and June 2024 fund raises	479,468
Reclassification of additional paid-in capital upon conversion	(2,354)
Gain from change in the fair value of derivative liability	(374,365)
Balance of derivative liability as of December 31, 2024	$127,545

Schedule of Cash Balances by Geographic Area

At March 31, 2025 and December 31, 2024, the Company’s cash balances by geographic area were as follows:

Country:	March 31, 2025		December 31, 2024
United States	$1,351,923	98.7%	$2,844,522	99.6%
China	17,663	1.3%	11,787	0.4%
Total cash	$1,369,586	100.0%	$2,856,309	100.0%

At December 31, 2024 and 2023, the Company’s cash balances by geographic area were as follows:

Country:	December 31, 2024		December 31, 2023
United States	$2,844,522	99.6%	$280,197	98.2%
China	11,787	0.4%	5,203	1.8%
Total cash	$2,856,309	100.0%	$285,400	100.0%

Schedule of Securities that were Excluded from the Diluted Per Share

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Three Months Ended March 31,
	2025	2024
Options to purchase common stock	1,451,425	47,287
Warrants to purchase common stock	171,163	60,562
Series A convertible preferred stock (*)	-	60,000
Series B convertible preferred stock (**)	-	194,004
Series C convertible preferred stock (***)	1,452,282	-
Series D convertible preferred stock (****)	2,074,689	-
Convertible notes and related accrued interest (*****)	234,554	90,133
Potentially dilutive securities	5,384,113	451,986

(*)	Assumed the Series A convertible preferred stock (“Series A Preferred Stock”) was converted into shares of common stock of the Company at a conversion price of $150.00 per share.

(**)	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.

(***)	Assumed the Series C convertible preferred stock (“Series C Preferred Stock”) was converted into shares of common stock of the Company at a conversion price of $2.41 per share.

(****)	Assumed the Series D convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.

(*****)	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the three months ended March 31, 2025. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $67.50 and $22.50 and $15.00 per share for the three months ended March 31, 2024.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive:

	Years Ended December 31,
	2024	2023
Options to purchase common stock	52,479	56,880
Warrants to purchase common stock	182,996	43,035
Series A convertible preferred stock (*)	60,000	60,000
Series B convertible preferred stock (**)	194,004	194,004
Series C convertible preferred stock (***)	1,452,282	-
Convertible notes (****)	227,269	60,740
Potentially dilutive securities	2,169,030	414,659

(*)	Assumed the Series A convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $150.00 per share.

(**)	Assumed the Series B convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $56.70 per share.

(***)	Assumed the Series C convertible preferred stock was converted into shares of common stock of the Company at a conversion price of $2.41 per share.

(****)	Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $11.25 per share for the year ended December 31, 2024. Assumed the convertible notes were converted into shares of common stock of the Company at a conversion price of $67.50 and $22.50 per share for the year ended December 31, 2023.